Redeemable ordinary shares (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 20, 2011 Redeemable ordinary shares	Dec. 31, 2013 Redeemable ordinary shares
Redeemable ordinary shares
Redemption price (in dollars per share)	$ 0.000	$ 1.45533	$ 1.45533
Percentage of outstanding shares that may be requested by 80% Shareholder to be redeemed			100.00%
Estimated fair value of ordinary shares			$ 1.58
Downward accretion to the redemption value			$ 0
Notice period for subscription of ordinary shares				15 days
Percentage of ownership held by a 80% shareholder			80.00%